Advances (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Proceeds from advances	$ 829,137	$ 867,488	$ 1,142,949	$ 602,059
Advances payable	18,385
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Proceeds from advances	$ 810,752	$ 867,488	$ 1,142,949	$ 602,059